Average Annual Total Returns	EuroPac International Value Fund Class A Shares 3/4/2015 - 3/4/2015	EuroPac International Value Fund Class I Shares 3/4/2015 - 3/4/2015	EuroPac International Value Fund - Return After Taxes on Distributions Class A Shares 3/4/2015 - 3/4/2015		EuroPac International Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 3/4/2015 - 3/4/2015		EuroPac International Value Fund MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EuroPac International Value Fund MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EuroPac International Bond Fund Class A Shares 3/4/2015 - 3/4/2015	EuroPac International Bond Fund Class I Shares 3/4/2015 - 3/4/2015	EuroPac International Bond Fund - Return After Taxes on Distributions Class A Shares 3/4/2015 - 3/4/2015		EuroPac International Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 3/4/2015 - 3/4/2015		EuroPac International Bond Fund JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EuroPac International Bond Fund Citigroup Non USD World Government Bond Index (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EuroPac International Dividend Income Fund Class I Shares 3/4/2015 - 3/4/2015	EuroPac International Dividend Income Fund Class A Shares 3/4/2015 - 3/4/2015	EuroPac International Dividend Income Fund - Return After Taxes on Distributions Class I Shares 3/4/2015 - 3/4/2015		EuroPac International Dividend Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 3/4/2015 - 3/4/2015		EuroPac International Dividend Income Fund S&P International Dividend Opportunities Index (reflects no deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EP Asia Small Companies Fund Class A Shares 3/4/2015 - 3/4/2015	EP Asia Small Companies Fund Class I Shares 3/4/2015 - 3/4/2015	EP Asia Small Companies Fund - Return After Taxes on Distributions Class A Shares 3/4/2015 - 3/4/2015		EP Asia Small Companies Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 3/4/2015 - 3/4/2015		EP Asia Small Companies Fund MSCI All Country Asia Ex-Japan Small Cap Index (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EP Latin America Fund Class A Shares 3/4/2015 - 3/4/2015	EP Latin America Fund Class I Shares 3/4/2015 - 3/4/2015	EP Latin America Fund - Return After Taxes on Distributions Class A Shares 3/4/2015 - 3/4/2015		EP Latin America Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 3/4/2015 - 3/4/2015		EP Latin America Fund MSCI EM Latin America Index (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EuroPac Gold Fund Class A Shares 3/4/2015 - 3/4/2015	EuroPac Gold Fund - Return After Taxes on Distributions Class A Shares 3/4/2015 - 3/4/2015		EuroPac Gold Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 3/4/2015 - 3/4/2015		EuroPac Gold Fund S&P 500 Index (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EuroPac Gold Fund Philadelphia Gold & Silver Index (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015	EP China Fund Class A Shares 3/4/2015 - 3/4/2015	EP China Fund - Return After Taxes on Distributions Class A Shares 3/4/2015 - 3/4/2015		EP China Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 3/4/2015 - 3/4/2015		EP China Fund MSCI China Index (does not reflect deduction for fees, expenses or taxes) 3/4/2015 - 3/4/2015
[AverageAnnualReturnAbstract]
1 Year	(14.72%)	(10.50%)	(16.23%)	[1]	(7.01%)	[1]	(5.10%)	(5.41%)	(9.81%)	(5.25%)	(10.53%)	[1]	(5.53%)	[1]	(2.53%)	(2.68%)	(2.77%)	(7.34%)	(4.09%)	[4]	(0.80%)	[4]	(5.05%)	(1.92%)	2.96%	(2.46%)	[1]	(0.65%)	[1]	2.26%	(10.11%)	(5.58%)	(10.11%)	[2]	(5.72%)	[2]	(14.79%)	(14.83%)	(14.83%)	[3]	(8.39%)	[3]	13.69%	(17.29%)	(6.51%)	(6.60%)	[1]	(3.64%)	[1]	7.96%
3 Years	(1.64%)	0.13%	(2.36%)	[1]	(1.01%)	[1]	8.49%	10.46%	(2.37%)	(0.60%)	(3.29%)	[1]	(2.12%)	[1]	(2.28%)	(1.94%)	7.12%	5.41%	6.63%	[4]	5.45%	[4]	3.64%	14.55%	16.64%	14.23%	[1]	11.43%	[1]	10.19%	(0.18%)	1.60%	(0.19%)	[2]	(0.09%)	[2]	(8.85%)
5 Years																																													1.93%	1.58%	[1]	1.53%	[1]	3.23%
Since Inception	(1.95%)	(0.75%)	(2.45%)	[1]	(1.20%)	[1]	3.24%	4.36%	(1.40%)	(0.05%)	(2.27%)	[1]	(1.35%)	[1]	(0.37%)	(0.31%)	8.13%	7.06%	7.83%	[4]	6.36%	[4]	2.26%	4.69%	6.15%	4.52%	[1]	3.70%	[1]	0.67%	(0.23%)	1.47%	(0.25%)	[2]	(0.13%)	[2]	(9.58%)	(19.51%)	(19.65%)	[3]	(14.72%)	[3]	16.86%	(18.78%)	5.41%	5.04%	[1]	4.26%	[1]	4.20%
Inception Date	Apr. 07, 2010	Jul. 16, 2013	Apr. 07, 2010	[1]	Apr. 07, 2010	[1]	Apr. 07, 2010	Apr. 07, 2010	Nov. 15, 2010	Jul. 16, 2013	Nov. 15, 2010	[1]	Nov. 15, 2010	[1]	Nov. 15, 2010	Nov. 15, 2010	Feb. 28, 2010	Feb. 28, 2010	Feb. 28, 2010	[4]	Feb. 28, 2010	[4]	Feb. 28, 2010	Dec. 01, 2010	Jul. 16, 2013	Dec. 01, 2010	[1]	Dec. 01, 2010	[1]	Dec. 01, 2010	Nov. 01, 2011	Jul. 16, 2013	Nov. 01, 2011	[2]	Nov. 01, 2011	[2]	Nov. 01, 2011	Jul. 19, 2013	Jul. 19, 2013	[3]	Jul. 19, 2013	[3]	Jul. 19, 2013	Jul. 19, 2013	Jul. 31, 2009	Jul. 31, 2009	[1]	Jul. 31, 2009	[1]	Jul. 31, 2009

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.